Fair Value Measurements (Details) - Schedule fair value of liabilities, unobservable input reconciliation - Contingent Consideration, Liability [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liabilities, beginning balance	$ 26,885
Change in fair value of earn-out liability	(16,462)
Fair value of liabilities, ending balance	$ 10,423